Consolidated Statements of Comprehensive Income	12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2015 CNY (¥) ¥ / shares	Mar. 31, 2014 CNY (¥) ¥ / shares	Mar. 31, 2013 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Net revenues	$ 56,486,179	¥ 350,157,824	¥ 384,668,378	¥ 366,675,495
Cost of revenues	27,833,402	172,539,260	188,480,346	188,831,873
Gross profit	28,652,777	177,618,564	196,188,032	177,843,622
Operating expenses:
Research and development	5,942,303	36,836,338	27,673,298	21,846,305
Sales and marketing	7,289,268	45,186,175	47,259,273	49,394,470
General and administrative	10,446,704	64,759,122	71,605,616	70,449,357
Impairment of intangible assets	50,033	310,153	12,009,457	0
Provision for (reversal of) doubtful accounts	136,468	845,965	(3,738,232)	9,140,062
Total operating expenses	23,864,776	147,937,753	154,809,412	150,830,194
Other operating income	335,135	2,077,500	1,072,453
Income from operations	5,123,136	31,758,311	42,451,073	27,013,428
Other income:
Share of losses of equity method investments	(354,372)	(2,196,750)
Interest income	667,278	4,136,454	4,770,024	3,122,304
Foreign currency exchange gains (losses), net	(172,149)	(1,067,149)	(49,200)	77,240
Total other income, net	140,757	872,555	4,720,824	3,199,544
Earnings before income taxes	5,263,893	32,630,866	47,171,897	30,212,972
Income tax expense	1,544,628	9,575,146	19,895,462	7,004,982
Net income	3,719,265	23,055,720	27,276,435	23,207,990
Other comprehensive income:
Foreign currency translation adjustment, net of nil income taxes	(4,961)	(30,753)	(766,783)	(374,747)
Comprehensive income	$ 3,714,304	¥ 23,024,967	¥ 26,509,652	¥ 22,833,243
Basic earnings per common share (in CNY and dollars per share) | (per share)	$ 0.08	¥ 0.49	¥ 0.59	¥ 0.50
Diluted earnings per common share (in CNY and dollars per share) | (per share)	$ 0.08	¥ 0.49	¥ 0.59	¥ 0.50